Commitments and Contingencies (Details) $ / shares in Units, £ in Thousands, $ in Thousands				1 Months Ended						12 Months Ended
	Jan. 04, 2021	Oct. 01, 2020 USD ($) $ / shares shares	Jul. 06, 2020	Mar. 25, 2021 USD ($) $ / shares shares	Mar. 25, 2021 GBP (£)	Sep. 01, 2019	Apr. 23, 2018 USD ($) $ / shares shares	Mar. 21, 2018	Sep. 30, 2017 USD ($)	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Jan. 06, 2021 $ / shares	Mar. 07, 2018 USD ($)
Commitments and Contingencies (Details) [Line Items]
Engagement agreement, description												pursuant to letters of intention the Company engaged Mr. Ashar, Mr. Thadaney and Mr. Lewis (the “New Directors”) as members of the Board of Directors of INX Limited. Each of the New Directors will receive a monthly fee of $1-$1.5 for the term of the engagement. Six months following the date the registration statement in connection with an initial public offering of INX Tokens is declared effective by the SEC, each of the New Directors will be entitled to purchase 3,500 INX Tokens per month in consideration for $0.01 per Token on a monthly basis during his tenure as director, as well as an option to purchase 350,000 INX Tokens at a price of $0.01 per Token.
Fair value of tokens												$ 1	$ 4
Ordinary shares, issued | shares										13,639,451	11,412,930
Related compensation expense										$ 508	$ 3
Balance prepaid expenses										207	258
Contingent cash payment										$ 143
Annual base salary															$ 132
Contingent compensation, description										Six months following the date the registration statement in connection with an initial public offering of INX Tokens is declared effective by the SEC, Mr. Silbert shall be eligible to earn an annual performance-based bonus in the amount of $150 upon the achievement of certain performance-based targets which shall be established by the Board and shall also be granted an option to purchase 500,000 INX Tokens at a price of $0.01 per Token, which option must be exercised within ninety days of the grant.
annual performance-based bonus										$ 150
Options to purchase shares | shares										20
Number of options to purchase ordinary shares | shares										287,290
Percentage of share capital										3.00%
Percentage of shares vested										25.00%
Option purchase | shares							350,000
Administrative services										$ 7,847	$ 2,324
Services agreement, description						INX Services, Inc. entered into a services agreement with Mr. Douglas Borthwick, pursuant to which Mr. Borthwick shall serve as the Chief Marketing and Business Development Officer of INX Services, Inc. Pursuant to the Borthwick Employment Agreement, Mr. Borthwick receives a base monthly salary of $1. In addition, Mr. Borthwick was granted an option to purchase 103,929 INX Tokens at an exercise price of $0.065 per INX Token. Six months following the date the registration statement in connection with this offering is declared effective by the SEC, Mr. Borthwick shall be entitled to a one-time bonus in the amount of $200 and an option to purchase additional 259,821 INX Tokens at an exercise price of $0.065 per INX Token. In addition, upon and subject to the adoption of a Share Ownership and Option Plan by the Company, Mr. Borthwick shall receive an option to purchase 194.937 Ordinary Shares of the Company, at a price per share equal to the fair market value per share. The option shares shall vest over a period of three years, subject to the continuous engagement of Mr. Borthwick with the Company.
Diamant services agreement, description										the Diamant Services Agreement until the month that is two months following the date the registration statement in connection with this offering is declared effective by the SEC, Mr. Diamant will be entitled to an option to 10,000 INX Tokens per month, at the price of $0.08 per Token. Two months following the date the registration statement in connection with an initial public offering of INX Tokens is declared effective by the SEC, Mr. Diamant shall be entitled to an option to purchase 20,000 INX Tokens at an exercise price of $0.08 per INX Token. Upon entering into an employment agreement with the Company, Mr. Diamant shall be entitled to an option to purchase an additional 200,000 INX Tokens at an exercise price of $0.08 per INX Token. The options granted under the Diamant Employment Agreement shall vest, subject to Mr. Diamant’s continued employment with the Company, over four years in equal amounts on each of the first four anniversaries of the effective date of the Diamant Employment Agreement.
Option, description										the Company, Mr. Diamant shall receive an option to purchase 67,158 Ordinary Shares of the Company, at a price per share equal to its fair value at the grant date. The option shares shall vest over a period of five years, subject to the continuous engagement of Mr. Diamant with the Company. In addition, Mr. Diamant is entitled to a one-time bonus payment of $250 upon the acquisition of the Company by a non-affiliated entity in consideration for no less than $50,000.
Events After Reporting Period [Member]
Commitments and Contingencies (Details) [Line Items]
Ordinary shares, issued | shares				197,710
Salary increase				$ 300
Option purchase | shares				200,000
Token per share | $ / shares				$ 0.9										$ 0.9
Consulting fee | £					£ 1,600
Administrative services | £					£ 1,000
Employment agreement, description	Mr. Avneri was granted with an option to purchase 180, 000 INX Tokens at a price of $0.09 per each Token and will be entitled to an option to purchase additional 180,000 INX Tokens upon the execution of the Avneri Employment Agreement with the Company. In addition, upon and subject to the adoption of a Share Ownership and Award Plan by the Company, Mr. Avneri shall receive an option to purchase 269,640 Ordinary Shares of the Company, at a price per share equal to the fair value at the shares subject to vesting over a period of four year from the grant date, subject to the continuous engagement of Mr. Avneri with the Company.
INX Token [Member]
Commitments and Contingencies (Details) [Line Items]
Fair value of tokens										$ 6
Mr. Borthwick's [Member]
Commitments and Contingencies (Details) [Line Items]
Percentage of shares vested		25.00%
Salary increased		$ 15,000
Purchase additional shares | shares		250,000
Token shares | shares		50,000
Exercise price | $ / shares		$ 0.09
Mr. Borthwick's [Member] | Events After Reporting Period [Member]
Commitments and Contingencies (Details) [Line Items]
Employment agreement, description					the Borthwick Employment Agreement was amended such that, commencing as of April 1, 2021, Mr. Borthwick’s title shall change to Company’s Chief Business Officer (CBO) and his annual base salary shall increase to $276. In addition, Mr. Borthwick was granted, effective as of April 1, 2021, an additional option to purchase 200,000 INX Tokens at a price of $0.9 per Token, and with an option to purchase additional 206,000 Ordinary Shares of the Company.
INX Token [Member]
Commitments and Contingencies (Details) [Line Items]
Token shares | shares		200,000
Token vested shares | shares		200,000
Vested, description		additional 25% of such 200,000 INX Tokens shall vest over four year thereafter. The exercise price of such 200,000 INX Tokens shall be $0.9 per each Token.
A-Labs Founding Shareholders [Member]
Commitments and Contingencies (Details) [Line Items]
Engagement agreement, description										In consideration for these services, A-Labs received a non-refundable, cash payment of $500 and will receive a contingent cash payment of $500 payable upon the completion of an offering in which the Company has raised from US Persons not less than $10,000. Subject to the completion of an offering under which the Company has raised from non-U.S. persons not less than $10,000, A-Labs also will receive an additional contingent cash payment for the marketing and sale of INX Tokens to non-US Persons only. Such consideration shall be equal to: 10% of the first $30,000 (up to $3,000) in ICO Proceeds (as defined in the A-Labs Engagement Agreement); 5% of the next $70,000 (up to $3,500) in ICO Proceeds; 6% of the next $100,000 (up to $6,000) in ICO Proceeds; and 7.5% of ICO Proceeds in excess of $200,000.
Received a grant | shares										4,550,000
Ordinary shares, issued | shares										1,120,000
Ordinary shares, description										The fair value of the Ordinary shares issued amounting to $136 ($175 less the payment of $39 required for those shares), is deemed additional consideration for the services to be provided by A-Labs.
Agreement, description									the total consideration in the A-Labs Agreement amounted to $681. This amount is comprised of cash of $500, INX Tokens with a fair value of $6 and Ordinary shares with a fair value of $175. A-Labs contributed $45 ($6 for the INX Tokens and $39 for the Ordinary shares), such that the consideration in excess of the amount contributed amounted to $636.
Prepaid Expenses									$ 636
Y. Singer [Member]
Commitments and Contingencies (Details) [Line Items]
Software services agreement, description										Under the Software Services Agreement, effective as of October 1, 2017, and as amended on May 9, 2018, June 27, 2018 and August 6, 2018 (the “Y. Singer Agreement”), between the Company and Y. Singer, Y. Singer shall provide services to the Company, including the design, development, implementation, modification and customization of the INX Trading Solutions platform software. In addition, Y. Singer will provide maintenance and support services for a three-month period to INX Trading Solutions with a renewal option. In consideration for these services, Y. Singer is entitled to approximately $500. In consideration for past services, Y. Singer was also granted in May 2018 a warrant to purchase 68,173 Ordinary shares of the Company at an exercise price equal to the par value per share of GBP 0.001 exercisable for a period of 48 months from the date the warrants were granted. Upon issuance of these warrants, the Company recorded compensation expense of $71 in the year ended December 31, 2018 based upon the fair value of the Ordinary shares at that date. The Software Services Agreement between the Company and Y. Singer has terminated under its terms as a result of the Company’s failure to raise $5,000 by September 30, 2018.
INX Token [Member]
Commitments and Contingencies (Details) [Line Items]
Options to purchase shares | shares										500,000
Price per unit | $ / shares										$ 0.01
Bentley [Member]
Commitments and Contingencies (Details) [Line Items]
INX Tokens, description										Bentley will receive the option to purchase 10,000 INX Tokens per month at the price of $0.01 per Token, subject to a maximum of 100,000 INX Tokens. On January 7, 2019, the Board of Directors approved the grant of options to Bentley Limited to purchase an additional 7,500 INX Tokens per month at the price of $0.01 per Token. Such additional options shall commence on December 1, 2018 and shall lapse on the first of the month in which the Company raises $10,000 in a public offering of INX Tokens.
Bentley service agreement, description										the Bentley Services Agreement was amended such that, commencing as of such date, the monthly consulting fee due to Bentley Limited was increased to GBP 3,600 + VAT per month. In addition, Bentley Limited’s entitlement for INX Tokens ended on October 1, 2020. The total aggregate number of INX Tokens underlying the Bentley Limited option is 265,000. As of the date hereof, Bentley Limited has exercised all options to purchase INX Tokens that have been granted pursuant to the Bentley Services Agreement.
Mr. Rozzi [Member]
Commitments and Contingencies (Details) [Line Items]
Options to purchase shares | shares							48,122
Percentage of share capital							0.50%
Token per share | $ / shares							$ 0.01
Monthly fee | $ / shares							$ 12.5
One-time bonus							$ 60
Monthly salary										$ 25
Additional bonus payments										$ 90
Mr. David Weild [Member]
Commitments and Contingencies (Details) [Line Items]
INX Tokens, description								the Company appointed Mr. David Weild as a member of the Board of the Company, effective as of April 15, 2018. Mr. Weild will receive a monthly fee of $1.5. Six months following the date the registration statement in connection with an initial public offering of INX Tokens is declared effective by the SEC, Mr. Weild shall receive an option to purchase 350,000 INX Tokens at a price of $0.01 per Token and shall be entitled to purchase 3,500 INX Tokens at a price of $0.01 per Token on a monthly basis during his tenure as director.
Shay Laboratory Ltd. [Member]
Commitments and Contingencies (Details) [Line Items]
INX Tokens, description										the Company has granted Shay Laboratory Ltd. an option to purchase INX Tokens equaling in the aggregate 0.1% of the registered INX Tokens which were not sold at the ICO or otherwise were distributed by the Company to any third party, at the price of $0.01 per Token, provided that, such number of INX Tokens shall not exceed 100,000 and shall not be less than 15,000. Such options are contingent upon raising a certain minimum amount in an initial public offering of INX Tokens.
One-time bonus										$ 55
Consulting agreement, description										Under the Consulting Agreement with Shay Laboratory Ltd., dated October 1, 2017, in consideration for its consulting services, Shay Laboratory Ltd. shall receive, upon and subject to the adoption of a Share Ownership and Option Plan by the Company and to raising a certain minimum amount in an initial public offering of INX Tokens, an option to purchase 28,010 Ordinary shares of the Company, at a price per share equal to the par value per share of GBP 0.001.
Mr. Paz Diamant [Member]
Commitments and Contingencies (Details) [Line Items]
Service agreement, description			the Company two months following the date the registration statement in connection with the Offering is declared effective by the SEC. Mr. Diamant will receives a monthly consulting fee of $1. Upon entering into an employment agreement with the Company, Mr. Diamant shall be entitled to a monthly salary of approximately $13 per month.